UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22110

AdvisorSharesTrust
(Exact name of registrant as specified in charter)

3 Bethesda Metro Center, Suite 700
Bethesda, Maryland 20814
(Address of principal executive offices) (Zip code)

Dan Ahrens
3 Bethesda Metro Center, Suite 700
Bethesda, Maryland 20814
(Name and address of agent for service)

Registrant's telephone number, including area code:  1-877-843-3831

Date of fiscal year end:  June 30

Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ADVISORSHARES TRUST

3 Bethesda Metro Center
Suite 700
Bethesda, Maryland 20814
www.advisorshares.com
877.THE.ETF1

Semi-Annual Report

December 31, 2010

ADVISORSHARES TRUST
Letter from the CEO of AdvisorShares Investments, LLC

December 31, 2010

Thank you for being a shareholder in AdvisorShares ETFs. We are please to provide you with this report. Thanks to your support, we have been able to offer a variety of actively managed ETFs, each with their own unique investment strategy. Our goal is to continue to offer you quality investment managers in a structure that provides transparency, intra-day liquidity, and better overall operating efficiency. In addition to this report, we encourage you to visit www.advisorshares.com to learn more about the other exciting actively managed ETFs offered by AdvisorShares. There you will find detailed information on the investment strategies, along with manager commentary from each ETF’s portfolio management team.

Thank you again for being an investor in AdvisorShares ETFs. We value the trust and confidence you have put in our firm, our employees and our portfolio manager partners.

Sincerely,

Noah Hamman
CEO, AdvisorShares Investments

An investment in the Fund is subject to risk, including the possible loss of principal amount invested. Other Fund risks include asset allocation risk, trading risk, early closing risk, turnover risk and temporary defensive positions risk which can increase Fund expenses and may decrease Fund performance. The Fund is, also, subject to the risks associated with the underlying ETFs that comprise this “fund of funds”. The underlying ETFs’ risks, as detailed in the prospectus, include small and large cap company risk, real estate investment trusts (REITs) risk, interest rate risk, credit risk, fixed income risk, foreign securities and currency risks, emerging markets risk, derivative risk, and commodity-linked derivative investment risk.

The views in this report were those of the Fund’s CEO as of December 31, 2010 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

The tables below present information about differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint of the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following table shows the frequency distributions of premiums and discounts for each of the Funds.

The information shown for each fund is for the period from inception date of such fund through December 31, 2010.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

Ticker	Fund Name	Inception	Premium and Discount Range	Number of Days	Percentage of Total Days
DENT	DENT Tactical ETF	09/16/09	< -0.2%	66	13.98%
			> -0.2% and < 0.0%	192	40.68%
			> 0.0% and < 0.2%	182	38.56%
			> 0.2%	32	6.78%
				472	100.00%
GRV	Mars Hill Global ETF	07/09/10	< -0.2%	30	17.05%
			> -0.2% and < 0.0%	47	26.70%
			> 0.0% and < 0.2%	81	46.02%
			> 0.2%	18	10.23%
				176	100.00%
GTAA	Cambria Global Tactical ETF	10/26/10	< -0.2%	3	4.48%
			> -0.2% and < 0.0%	5	7.46%
			> 0.0% and < 0.2%	56	83.58%
			> 0.2%	3	4.48%
				67	100.00%
AADR	WCM/BNY Mellon Focused Growth ADR ETF	07/21/10	< -0.2%	8	4.88%
			> -0.2% and < 0.0%	49	29.88%
			> 0.0% and < 0.2%	95	57.93%
			> 0.2%	12	7.31%
				164	100.00%
HYLD	Peritus High Yield ETF	12/01/10	< -0.2%	2	6.45%
			> -0.2% and < 0.0%	17	54.84%
			> 0.0% and < 0.2%	7	22.58%
			> 0.2%	5	16.13%
				31	100.00%

ADVISORSHARES TRUST

Shareholder Expense Examples

As a shareholder of the Fund, you incur transaction cost and ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended December 31, 2010.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses attributable to your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses for the period. You may use this information to compare the ongoing costs of investing in the Funds and other ETF funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value	Ending Account Value 12/31/2010	Annualized Expense Ratio for the Period*	Expenses Paid
Dent Tactical ETF
Actual	$1,000.00	$1,092.00	1.49%	$7.86
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,017.69	1.49%	$7.58
Mars Hill Global Relative Value ETF
Actual	$1,000.00	$1,016.00	2.85%	$13.77	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,010.31	2.85%	$13.73	(1)
Cambria Global Tactical ETF
Actual	$1,000.00	$1,025.60	1.18%	$2.16	(2)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,009.04	1.18%	$2.14	(2)
WCM/BNY Mellon Focused Growth ADR ETF
Actual	$1,000.00	$1,010.30	1.25%	$5.61	(3)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.33	1.25%	$5.64	(3)

ADVISORSHARES TRUST

Shareholder Expense Examples (continued)

Fund Name	Beginning Account Value	Ending Account Value 12/31/2010	Annualized Expense Ratio for the Period*	Expenses Paid
Peritus High Yield ETF
Actual	$1,000.00	$1,012.50	1.32%	$1.09	(4)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,004.11	1.32%	$1.09	(4)

*	Expense ratios reflect expense caps through the period ended December 31, 2010.
(1)	Fund commenced operations on July 9, 2010. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 175/365 (to reflect commencement of operation).
(2)	Fund commenced operations on October 26, 2010. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 66/365 (to reflect commencement of operation).
(3)	Fund commenced operations on July 21, 2010. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 163/365 (to reflect commencement of operation).
(4)	Fund commenced operations on December 1, 2010. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 30/365 (to reflect commencement of operation).

ADVISORSHARES TRUST
DENT TACTICAL ETF
Schedule of Investments

December 31, 2010 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 81.5%
Equity — 81.5%
iShares Dow Jones US Oil Equipment & Services Index Fund	39,351	$2,217,429
iShares Dow Jones US Basic Materials Sector Index Fund	29,597	2,292,584
iShares MSCI Chile Investable Market Index Fund	34,240	2,725,504
iShares Russell 2000 Growth Index Fund	24,895	2,176,321
iShares S&P MidCap 400 Growth Index Fund	21,515	2,166,991
iShares S&P North American Technology-Software Index Fund*	39,224	2,291,466
PowerShares QQQ Fund	37,890	2,063,868
SPDR S&P Metals & Mining ETF Fund	33,208	2,284,046
Total Equity		18,218,209
Total Exchange Traded Funds (Cost $16,770,117)		18,218,209
MONEY MARKET FUND — 18.4%
Goldman Sachs Money Market (Cost $4,116,834)	4,116,834	4,116,834
Total Investments — 99.9% (Cost $20,886,951)		22,335,043
Other Assets in Excess of Liabilities — 0.1%		19,758
Net Assets — 100.0%		$22,354,801

ETF — Exchange Traded Fund

*	Non-income producing security

SUMMARY OF SCHEDULE OF INVESTMENTS

Percentage of Total Net Assets
Equity Funds	81.5
Money Market Funds	18.4
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MARS HILL GLOBAL RELATIVE VALUE ETF
Schedule of Investments

December 31, 2010 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 102.6%
Equity Fund — 102.6%
Global X FTSE Nordic 30 ETF	148,358	$2,979,177
Global X/Interbolsa FTSE Colombia 20 ETF	71,821	3,054,547
iShares MSCI All Peru Capped Index Fund	41,537	2,091,803
iShares MSCI Chile Investable Market Index Fund	39,150	3,116,340
iShares MSCI Japan Index Fund	551,556	6,017,476
iShares MSCI South Africa Index Fund	27,381	2,044,813
iShares MSCI South Korea Index Fund	33,878	2,072,995
iShares MSCI Sweden Index Fund	31,897	996,143
iShares MSCI Taiwan Index Fund	196,135	3,063,629
iShares MSCI Thailand Index Fund	29,867	1,933,888
iShares MSCI U.K. Index Fund	347,387	6,034,112
Market Vectors – Indonesia Index ETF	11,588	1,011,748
Market Vectors – Russia ETF	104,970	3,979,413
Materials Select Sector SPDR Fund	51,677	1,989,565
Total Equity Fund		40,385,649
Total Exchange Traded Funds (Cost $38,433,147)		40,385,649
MONEY MARKET FUND — 2.3%
Dreyfus Cash Management (Cost $914,383)	914,383	914,383
Total Investments Before Securities Sold, Not Yet Purchased (Cost $39,347,530)		41,300,032
Securities Sold, Not Yet Purchased — (62.8)%
Equity Fund — (62.8)%
iShares Dow Jones US Broker Dealers Index Fund	34,711	(1,007,313)
iShares Ftse Nareit Retail Capped Index Fund	48,213	(1,356,232)
iShares MSCI Australia Index Fund	158,876	(4,041,806)
iShares MSCI Belgium Investable Market Index Fund	151,794	(1,993,055)
iShares MSCI France Index Fund	162,211	(3,966,059)
iShares MSCI Hong Kong Index Fund	104,968	(1,984,945)
iShares MSCI Singapore Index Fund	147,893	(2,048,318)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
MARS HILL GLOBAL RELATIVE VALUE ETF
Schedule of Investments (continued)

December 31, 2010 (Unaudited)

Investments	Shares	Value
Equity Fund — (62.8)% (continued)
SPDR KBW Bank ETF	80,546	$(2,086,947)
SPDR KBW Insurance ETF	56,060	(2,412,262)
SPDR KBW Regional Banking ETF	79,165	(2,093,914)
SPDR S&P Homebuilders ETF	46,539	(809,313)
SPDR S&P Retail ETF	18,861	(912,117)
Total Equity Fund		(24,712,281)
Total Securities Sold, Not Yet Purchased (Proceeds Received $(23,569,431))		(24,712,281)
Total Investments Net of Securities Sold, Not Yet Purchased — (42.1%) (Cost $15,778,099)		16,587,751
Other Assets in Excess of Liabilities — 57.9%		22,781,681
Net Assets — 100.0%		$39,369,432

ETF — Exchange Traded Fund

Short Swap Contracts
Reference Entity	Counterparty	Number of Contracts	Termination Date	Notional Amounts	Market Value	Unrealized Appreciation
iShares MSCI EUR Financial Sector Index Fund	Morgan Stanley	240,506	7/10/2011	$5,342,813	$5,194,024	$148,789
iShares MSCI Italy Index Fund	Morgan Stanley	329,487	7/10/2011	5,473,403	5,466,877	6,526
iShares MSCI Spain Index Fund	Morgan Stanley	131,383	7/10/2011	5,057,485	5,017,790	39,695
Total						195,010

SUMMARY OF SCHEDULE OF INVESTMENTS

Percentage of Total Net Assets
Equity Funds	102.6
Money Market Funds	2.3
Total Investments, before Securities Sold	104.9
Securities Sold, Not Yet Purchased	(62.8)
Total Investments, Net of Securities Sold	42.1
Other Assets in Excess of Liabilities	57.9
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
CAMBRIA GLOBAL TACTICAL ETF
Schedule of Investments

December 31, 2010 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 98.2%
Commodity Fund — 19.3%
Elements Linked To The S&P Commodity Trends Indicator – Total Return*	173,691	$1,486,795
PowerShares DB Agriculture Fund*	69,638	2,252,789
PowerShares DB Base Metals Fund*	90,325	2,206,640
PowerShares DB Commodity Index Tracking Fund*	77,132	2,127,300
PowerShares DB Energy Fund*	55,876	1,501,947
PowerShares DB Precious Metals Fund*	43,808	2,270,131
United States Commodity Index Fund*	22,365	1,442,520
Total Commodity Fund		13,288,122
Currencies — 7.7%
CurrencyShares Australian Dollar Trust	8,507	873,328
CurrencyShares Canadian Dollar Trust	8,684	864,405
CurrencyShares Japanese Yen Trust*	7,189	875,261
CurrencyShares Swiss Franc Trust*	6,664	707,850
WisdomTree Dreyfus Brazilian Real Fund	23,176	615,323
WisdomTree Dreyfus Chinese Yuan Fund	27,176	689,455
WisdomTree Dreyfus Emerging Currency Fund	29,373	662,655
Total Currencies		5,288,277
Debt Fund — 15.1%
iShares Barclays 1 – 3 Year Treasury Bond Fund	20,919	1,756,778
iShares Barclays Aggregate Bond Fund	12,394	1,310,665
iShares Barclays MBS Bond Fund	3,218	339,756
iShares Barclays US TIPS Bond Fund	12,255	1,317,658
iShares iBoxx $ High Yield Corporate Bond Fund	7,565	683,044
iShares iBoxx Investment Grade Corporate Bond Fund	3,564	386,480
PowerShares Emerging Markets Sovereign Debt Portfolio	12,412	331,028
SPDR Barclays Capital 1 – 3 Month T-Bill ETF	38,394	1,760,365
SPDR Barclays Capital International D	13,195	771,380
Vanguard Short-Term Bond ETF	21,678	1,744,212
Total Debt Fund		10,401,366

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
CAMBRIA GLOBAL TACTICAL ETF
Schedule of Investments (continued)

December 31, 2010 (Unaudited)

Investments	Shares	Value
Equity Fund — 56.1%
iShares Dow Jones US Real Estate Index Fund	49,006	$2,742,376
iShares MSCI EAFE Small Cap Index Fund	84,311	3,558,767
iShares Russell Microcap Index Fund	54,618	2,736,908
PowerShares QQQ	46,530	2,534,489
SPDR Dow Jones International Real Estate ETF	71,686	2,790,736
SPDR Dow Jones REIT ETF	45,131	2,753,894
SPDR S&P Emerging Small Cap ETF	60,941	3,474,247
Vanguard Emerging Markets ETF	72,075	3,470,411
Vanguard FTSE All-World Ex-US ETF	71,192	3,397,994
Vanguard Mid-Cap ETF	39,468	2,938,787
Vanguard REIT ETF	49,588	2,745,688
Vanguard Small Cap ETF	40,926	2,972,455
Vanguard US Total Stock Market ETF	39,529	2,566,618
Total Equity Fund		38,683,370
Total Exchange Traded Funds (Cost $65,640,360)		67,661,135
MONEY MARKET FUND — 4.5%
Invesco Government & Agency (Cost $3,096,780)	3,096,780	3,096,780
Total Investments — 102.7% (Cost $68,737,140)		70,757,915
Liabilities in Excess of Other Assets — (2.7%)		(1,860,859)
Net Assets — 100.0%		$68,897,056

ETF — Exchange Traded Fund

*	Non-income producing security

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
CAMBRIA GLOBAL TACTICAL ETF
Schedule of Investments (continued)

SUMMARY OF SCHEDULE OF INVESTMENTS

Percentage of Total Net Assets
Commodity Funds	19.3
Currencies	7.7
Debt Funds	15.1
Equity Funds	56.1
Money Market Funds	4.5
Total Investments	102.7
Liabilities in Excess of Other Assets	(2.7)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments

December 31, 2010 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 96.3%
Auto Manufacturers — 1.1%
Byd Co. Ltd.(a)	8,560	$90,479
Biotechnology — 2.1%
Novozymes A/S(a)	1,235	172,554
Chemicals — 4.5%
Potash Corp. of Saskatchewan, Inc.	2,373	367,412
Commercial Services — 4.8%
Sgs SA(a)	23,210	390,856
Computers — 4.4%
Infosys Technologies Ltd.(a)	4,712	358,489
Cosmetics/Personal Care — 4.9%
L’Oreal SA(a)	17,749	398,643
Distribution/Wholesale — 6.1%
LI & Fung Ltd.(a)	84,074	499,400
Diversified Financial Services — 3.2%
Lazard Ltd., Class A	6,603	260,752
Engineering & Construction — 3.9%
ABB Ltd.*(a)	14,383	322,898
Food — 7.5%
Nestle SA(a)	6,511	382,977
Tesco PLC(a)	11,391	229,870
Total Food		612,847
Holding Companies – Diversified — 2.4%
LVMH Moet Hennessy Louis Vuitton SA(a)	5,925	196,414
Household Products/Wares — 4.2%
Reckitt Benckiser Group PLC(a)	30,589	343,209

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments (continued)

December 31, 2010 (Unaudited)

Investments	Shares	Value
Insurance — 4.3%
ACE Ltd.	$5,695	$354,514
Internet — 4.3%
Baidu, Inc./China*(a)	3,697	356,871
Media — 3.4%
Naspers Ltd., Class N(a)	4,774	281,905
Pharmaceuticals — 11.3%
Novartis AG(a)	4,767	281,015
NOVO Nordisk A/S(a)	3,673	413,469
Teva Pharmaceutical Industries Ltd.(a)	4,408	229,789
Total Pharmaceuticals		924,273
Retail — 11.9%
CIE Financiere Richemont SA(a)	38,943	231,321
Hennes & Mauritz AB(a)	52,228	350,450
Wal-Mart de Mexico SAB de CV(a)	13,598	388,631
Total Retail		970,402
Semiconductors — 4.4%
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	28,854	361,829
Telecommunications — 3.4%
Amdocs Ltd.*	10,096	277,337
Transportation — 4.2%
Canadian National Railway Co.	5,129	340,925
Total Common Stocks (Cost $7,420,215)		7,882,009
MONEY MARKET FUND — 3.0%
Invesco Gov’t & Agency (Cost $243,540)	243,540	243,540
Total Investments — 99.3% (Cost $7,663,755)		8,125,549
Other Assets in Excess of Liabilities — 0.7%		54,958
Net Assets — 100.0%		$8,180,507

(a)	American Depositary Receipt
*	Non-income producing security

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments (continued)

SUMMARY OF SCHEDULE OF INVESTMENTS

Percentage of Total Net Assets
Common Stocks	96.3
Money Market Funds	3.0
Total Investments	99.3
Other Assets in Excess of Liabilities	0.7
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
PERITUS HIGH YIELD ETF
Schedule of Investments

December 31, 2010 (Unaudited)

Investments	Principal Amount	Value
CORPORATE BONDS — 77.5%
Advertising — 6.0%
Affinion Group, Inc., 7.88%, 12/15/18	$480,000	$470,400
Sitel LLC/Sitel Finance Corp., 11.50%, 04/01/18	520,000	431,600
Total Advertising		902,000
Apparel — 1.3%
Unifi, Inc., 11.50%, 05/15/14	190,000	202,350
Auto Parts & Equipment — 1.3%
Stanadyne Corp., Series 1, 10.00%, 08/15/14	200,000	203,500
Chemicals — 1.3%
Phibro Animal Health Corp., 9.25%, 07/01/18	195,000	201,825
Commercial Services — 1.9%
Carriage Services, Inc., 7.88%, 01/15/15	150,000	151,688
Valassis Communications, Inc., 8.25%, 03/01/15	126,000	132,457
Total Commercial Services		284,145
Computers — 1.5%
Stream Global Services, Inc., 11.25%, 10/01/14	225,000	227,812
Distribution/Wholesale — 1.3%
SGS International, Inc., 12.00%, 12/15/13	190,000	196,650
Electronics — 2.9%
Sanmina-SCI Corp., 8.13%, 03/01/16	435,000	441,525
Entertainment — 4.0%
Wmg Holdings Corp., 9.50%, 12/15/14	635,000	611,188
Environmental Control — 1.3%
WCA Waste Corp., 9.25%, 06/15/14	190,000	197,600
Food — 6.2%
Chiquita Brands International, Inc., 8.88%, 12/01/15	465,000	476,916
Dean Foods Co., 9.75%, 12/15/18	450,000	455,625
Total Food		932,541
Forest Products & Paper — 3.0%
Exopack Holding Corp., 11.25%, 02/01/14	435,000	453,487
Healthcare – Products — 1.5%
Universal Hospital Services, Inc., 8.50%, 06/01/15	220,000	227,150

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

December 31, 2010 (Unaudited)

Investments	Principal Amount	Value
Healthcare – Services — 9.4%
Alliance Healthcare Services, Inc., 8.00%, 12/01/16	$415,000	$384,913
Radnet Management, Inc., 10.38%, 04/01/18	510,000	479,400
Select Medical Corp., 7.63%, 02/01/15	250,000	251,250
Select Medical Holdings Corp., 6.24%, 09/15/15	325,000	302,250
Total Healthcare – Services		1,417,813
Miscellaneous Manufacturing — 10.9%
Eastman Kodak Co., 9.75%, 03/01/18	400,000	410,000
Harland Clarke Holdings Corp., 6.00%, 05/15/15	790,000	733,075
J.B. Poindexter & Co., 8.75%, 03/15/14	500,000	503,750
Total Miscellaneous Manufacturing		1,646,825
Oil & Gas — 3.5%
United Refining Co., Series 2, 10.50%, 08/15/12	530,000	522,050
Pharmaceuticals — 5.7%
Axcan Intermediate Holdings, Inc., 9.25%, 03/01/15	390,000	402,975
Bioscrip, Inc., 10.25%, 10/01/15	440,000	455,400
Total Pharmaceuticals		858,375
Retail — 2.7%
CKE Restaurants, Inc., 11.38%, 07/15/18	185,000	205,812
General Nutrition Centers, Inc., 10.75%, 03/15/15	195,000	198,900
Total Retail		404,712
Telecommunications — 7.6%
Buccaneer Merger Sub, Inc., 9.13%, 01/15/19	250,000	259,375
Level 3 Financing, Inc., 9.25%, 11/01/14	460,000	458,850
Telcordia Technologies, Inc., 11.00%, 05/01/18	430,000	434,300
Total Telecommunications		1,152,525
Transportation — 4.2%
PHI, Inc., 8.63%, 10/15/18	450,000	463,500
Ship Finance International Ltd., 8.50%, 12/15/13	160,000	163,600
Total Transportation		627,100
Total Corporate Bonds (Cost $11,630,330)		11,711,173
FOREIGN BONDS — 20.5%
Airlines — 3.0%
Air Canada, 12.00%, 02/01/16	425,000	447,313
Media — 1.3%
Sun Media Corp., 7.63%, 02/15/13	200,000	201,500

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

December 31, 2010 (Unaudited)

Investments	Principal Amount	Value
Oil & Gas — 12.4%
Connacher Oil and Gas Ltd., 10.25%, 12/15/15	$455,000	$459,550
Gibson Energy UlC/Gep Midstream Finance Corp., 10.00%, 01/15/18	655,000	668,100
OPTI Canada, Inc., 9.00%, 12/15/12	745,000	750,587
Total Oil & Gas		1,878,237
Pharmaceuticals — 2.5%
Elan Finance PLC/Elan Finance Corp., 8.75%, 10/15/16	370,000	373,700
Transportation — 1.3%
Navios Maritime Holdings, Inc., 9.50%, 12/15/14	190,000	198,550
Total Foreign Bonds (Cost $3,079,202)		3,099,300
MONEY MARKET FUND — 1.5%
	Shares
BlackRock Liquidity TempFund (Cost $222,623)	222,623	222,623
Total Investments — 99.5% (Cost $14,932,155)		15,033,096
Other Assets in Excess of Liabilities — 0.5%		82,985
Net Assets — 100.0%		$15,116,081

SUMMARY OF SCHEDULE OF INVESTMENTS

Percentage of Total Net Assets
Corporate Bonds	77.5
Foreign Bonds	20.5
Money Market Funds	1.5
Total Investments	99.5
Other Assets in Excess of Liabilities	0.5
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2010 (Unaudited)

	Dent Tactical ETF	Mars Hill Global Relative Value ETF	Cambria Global Tactical ETF	WCM/ BNYMellon Focused Growth ADR ETF	Peritus High Yield ETF
ASSETS
Investments, at Market Value:
Corporate Bonds (Cost $—, $—, $—, $—, $11,630,330)	$—	$—	$—	$—	$11,711,173
Exchange Traded Funds (Cost $16,770,117, $38,433,147, $65,640,360, $— and $—)	18,218,209	40,385,649	67,661,135	—	—
Foreign Bonds (Cost $—, $—, $—, $—, $3,079,202)	—	—	—	—	3,099,300
Common Stock (Cost $—, $—, $—, $7,420,215 and $—)	—	—	—	7,882,009	—
Money Market Instruments (Cost $4,116,834, $914,383, $3,096,780, $243,540, $22,263)	4,116,834	914,383	3,096,780	243,540	222,623
Total Investments	22,335,043	41,300,032	70,757,915	8,125,549	15,033,096
Cash	—	55,607	—	—	—
Cash collateral held at brokers	—	23,341,211	—	—	—
Receivable for Securities Sold	—	—	2,551,743	—	—
Receivable for Swap Contract Closed	—	15,928,310	—	—	—
Interest Receivable	1,788	—	20,136	—	321,346
Dividend Receivable	—	51,669	—	1,893
Due from Investment Advisor	3,568	5,034	—	9,762	6,692
Deferred Offering	—	7,120	3,709	2,437	88
Prepaid Expenses	105,967	74,360	—	93,648	—
Total Assets	22,446,366	80,763,343	73,333,504	8,233,289	15,361,222
LIABILITIES
Due to Custodian	—	—	—	17,926	70,260
Securities Sold, Not Yet Purchased (Proceeds Received $—, $23,569,431, $—, $—, $—)	—	24,712,281	—	—	—
Equity Swaps at Value (Proceeds Received $—, $15,873,701, $—, $—, $—)	—	15,678,691	—	—	—
Advisory Payable	18,040	46,519	45,490	10,333	11,341
Payable for Securities Purchased	—	858,645	3,789,892	—	155,161
Dividend Payable	—	75,522	—	—	—
Income Payable	32,744	—	577,538	—	—
Accrued Expenses	40,781	22,253	23,527	24,523	8,379
Total Liabilities	91,565	41,393,911	4,436,447	52,782	245,141
NET ASSETS	$22,354,801	$39,369,432	$68,897,056	$8,180,507	$15,116,081
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$22,139,956	$38,760,961	$67,786,787	$7,476,918	$15,013,357
Undistributed Net Investment Income (Loss)	(237,786)	(551,574)	11,374	(32,104)	(3,282)
Accumulated Net Investment Gain (Loss) on Investments	(995,461)	155,383	(921,880)	273,899	5,065
Unrealized Appreciation on Investments	1,448,092	1,004,662	2,020,775	461,794	100,941
NET ASSETS	$22,354,801	$39,369,432	$68,897,056	$8,180,507	$15,116,081
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	1,090,000	1,550,000	2,700,000	275,000	300,000.00
Net Asset Value (NAV) Per Share	$20.51	$25.40	$25.52	$29.75	$50.39

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

Period Ended December 31, 2010 (Unaudited)

	Dent Tactical ETF	Mars Hill Global Relative Value ETF(1)	Cambria Global Tactical ETF(2)	WCM/ BNYMellon Focused Growth ADR ETF(3)	Peritus High Yield ETF(4)
INVESTMENT INCOME
Dividend Income (net of $—, $—, $—, $893 and $—)	$59,799	$6,633	$688,942	$17,828	$—
Interest Income	3,231	—	170	—	80,897
Total Investment Income	$63,030	$6,633	$689,112	$17,828	$80,897
EXPENSES
Advisory Fees	$111,199	$263,104	$75,464	$53,882	$11,342
Interest on Securities Sold Short	—	265,870	—	—	—
Organizational Fees	98,675	—	—	—	—
Offering Fees	1,634	4,294	185	1,301	892
Professional Fees	19,912	17,020	9,731	15,951	5,298
Insurance Fees	5,443	2,587	1,285	2,379	255
Transfer Agent Fees	1,931	1,411	629	185	77
Pricing Fees	3,025	2,877	1,101	2,696	1,274
Trustee Fees	510	719	734	674	340
Exchange Listing Fees	2,521	2,398	2,179	2,247	637
Custody Fees	—	2,130	1,547	859	204
Report to Shareholders	15,123	14,383	7,343	13,479	292
Accounting & Administration Fees	8,795	7,525	2	986	—
Miscellaneous Fees	1,090	—	—	172	—
Total Expenses	269,858	584,318	100,200	94,811	20,611
Advisory Fees Waived	(95,579)	(26,111)	—	(53,882)	—
Expense Reimbursement	—	—	—	(10,107)	(6,692)
Net Expenses	$174,279	$558,207	$100,200	$30,822	$13,919
Net Investment Income (Loss)	$(111,249)	$(551,574)	$588,912	$(12,994)	$66,978
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	642,304	6,219,891	(829,660)	273,899	5,065
Swap Contracts	—	(1,486,356)	—	—	—
Short Sales Transactions	—	(2,930,965)	—	—	—
Futures Contracts	—	(1,647,187)	—	—	—
Written Options Contracts	—		(92,220)	—	—
Net Unrealized Appreciation (Depreciation) on:
Investments	1,449,206	1,952,502	2,020,775	461,794	100,941
Swap Contracts	—	195,010	—	—	—
Short Sales Transactions	—	(1,142,850)	—	—	—
Net Realized and Unrealized Gain (Loss)	2,091,510	1,160,045	1,098,895	735,693	106,006
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,980,261	$608,471	$1,687,807	$722,699	$172,984

(1)	Represents the period July 9, 2010 (commencement of operations to December 31, 2010).
(2)	Represents the period October 26, 2010 (commencement of operations to December 31, 2010).
(3)	Represents the period July 21, 2010 (commencement of operations to December 31, 2010).
(4)	Represents the period December 1, 2010 (commencement of operations to December 31, 2010).

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

Period Ended December 31, 2010 (Unaudited)

	Dent Tactical ETF	Dent Tactical ETF(1)	Mars Hill Global Relative Value ETF(2)	Cambria Global Tactical ETF(3)	WCM/ BNYMellon Focused Growth ADR ETF(4)	Peritus High Yield ETF(5)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(111,249)	$95,608	$(551,574)	$588,912	$(12,994)	$66,978
Net Realized Gain (Loss) on Investments, Swap Contracts, Futures Contracts and Written Options Contracts	642,304	(1,730,919)	155,383	(921,880)	273,899	5,065
Net Unrealized Appreciation (Depreciation) on Investments Swap Contracts and Short Sales Transactions	1,449,206	(51,115)	1,004,662	2,020,775	461,794	100,941
Net Increase (Decrease) In Net Assets Resulting From Operations	1,980,261	(1,686,426)	608,471	1,687,807	722,699	172,984
DISTRIBUTION TO SHAREHOLDERS
Net Investment Income	(32,744)	(238,701)	—	(577,538)	(19,110)	(70,260)
Total Distributions	(32,744)	(238,701)	—	(577,538)	(19,110)	(70,260)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	2,452,712	27,955,825	52,576,364	67,786,787	9,578,612	15,013,357
Value of Shares Redeemed	(3,915,711)	(4,210,416)	(13,815,403)	—	(2,101,694)	—
Net Increase (Decrease) From Capital Stock Transactions	(1,462,999)	23,745,409	38,760,961	67,786,787	7,476,918	15,013,357
Net Increase in Net Assets	484,518	21,820,282	39,369,432	68,897,056	8,180,507	15,116,081
Net Assets:
Beginning of Period	21,820,282	—	—	—	—	—
End of Period	$22,304,800	$21,820,282	$39,369,432	$68,897,056	$8,180,507	$15,116,081
Undistributed Net Investment Income (Loss)	$(237,786)	$(93,793)	$(551,574)	$11,374	$(32,104)	$(3,282)
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	1,160,000	—	—	—	—	—
Shares Sold	130,000	1,380,000	2,100,000	2,700,000	350,000	300,000
Shares Redeemed	(200,000)	(220,000)	(550,000)	—	(75,000)	—
End of Period	1,090,000	1,160,000	1,550,000	2,700,000	275,000	300,000

(1)	Represents the period September 16, 2009 (commencement of operations to December 31, 2010).
(2)	Represents the period July 9, 2010 (commencement of operations to December 31, 2010).
(3)	Represents the period October 26, 2010 (commencement of operations to December 31, 2010).
(4)	Represents the period July 21, 2010 (commencement of operations to December 31, 2010).
(5)	Represents the period December 1, 2010 (commencement of operations to December 31, 2010).

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statement of Cash Flows

For the Period July 9, 2010* to December 31, 2010 (Unaudited)

Mars Hill Global Relative Value ETF
CASH FLOWS PROVIDED BY (USED IN) OPERATING ACTIVITIES:
Interest received	$30,486
Operating expenses paid	(302,959)
Interest expense on securities sold short	(265,870)
Net purchases of short-term investments	(914,383)
Realized loss on swaps contracts	(1,486,356)
Realized loss on futures contracts	(1,647,187)
Purchases of long-term investments	(200,816,148)
Proceeds from disposition of long-term investments	169,461,537
Change in proceeds received from swap contracts	(54,609)
Net increase in short sales	20,638,466
Net Cash Used In Operating Activities	(15,357,023)
CASH FLOWS PROVIDED BY (USED IN) FINANCING ACTIVITIES:
Proceeds from sale of shares	38,760,961
Deposits with brokers for swap contracts	(23,341,211)
Offering costs paid	(7,120)
Net Cash Flows Provided By Financing Activities	15,412,630
NET INCREASE IN CASH	55,607
Cash, Beginning of period	0
Cash, End of Period	$55,607
RECONCILIATION OF INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH FLOWS PROVIDED BY (USED IN) OPERATING ACTIVITIES:
Increase in Net Assets From Operations	$608,471
Increase in investments, at value	(909,060)
Increase in payable for securities purchased	858,645
Increase in interest receivable and interest payable	23,853
Increase in receivable for swap contracts closed	(15,928,310)
Increase in prepaid expenses	(74,360)
Increase in accrued expenses	63,738
Total Adjustments	(15,965,494)
Net Cash Flows Used In Operating Activities	$(15,357,023)

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	Dent Tactical ETF		Mars Hill Global Relative Value ETF	Cambria Global Tactical ETF	WCM/ BNYMellon Focused Growth ADR ETF	Peritus High Yield ETF
	Six months ended December 31, 2010	For the period September 16, 2009* to June 30, 2010	For the period July 9, 2010* to December 31, 2010	For the period October 26, 2010* to December 31, 2010	For the period July 21, 2010* to December 31, 2010	For the period December 1, 2010* to December 31, 2010
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$18.81	$20.00	$25.00	$25.10	$25.00	$50.00
Investment Operations
Net Investment Income (Loss)(1)	(0.09)	0.08	(0.34)	0.31	(0.02)	0.27
Net Realized and Unrealized Gain (Loss) on Investments	1.82	(1.06)	0.74	(0.33)	4.84	0.35
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	1.73	(0.98)	0.40	0.64	4.68	0.62
Distribution from Net Investment Income	(0.03)	(0.21)	—	(0.22)	(0.07)	(0.23)
Net Asset Value, End of Period	$20.51	$18.81	$25.40	$25.52	$29.75	$50.39
Market Value, End of Period	$20.50	$18.80	$25.43	$25.53	$29.83	$50.36
Total Return
Total Investment Return Based on Net Asset Value(2)	9.20%	(4.95)%	1.60%	2.56%	1.03%	1.25%
Total Investment Return Based on Market(2)	8.93%	(4.92)%	1.72%	1.71%	1.23%	1.19%
Ratios/Supplemental Data
Net Assets, End of Period (000’s omitted)	$22,355	$21,820	$39,369	$68,897	$8,181	$15,116
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(3)	1.49%	1.50%	2.85%	1.18%	1.25%	1.32%
Expenses, prior to expense waivers and reimbursements(3)	2.30%	2.45%	2.98%	1.18%	3.84%	1.95%
Net Investment Income (Loss)(3)	(0.95)%	0.51%	(2.81)%	6.95%	(0.53)%	6.33%
Portfolio Turnover Rate(4)	217%	501%	361%	69%	10%	7%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total returns for periods of less than one year are not annualized.
(3)	Annualized.
(4)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2010
(unaudited)

1. Organization

AdvisorShares Trust (the “Trust”) was organized as a Delaware statutory trust on July 30, 2007 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). The Trust is comprised of 5 active funds (the “Funds” or “ETFs” and individually, the “Fund” or “ETF”): Dent Tactical ETF, Mars Hill Global Relative Value ETF, Cambria Global Tactical ETF, WCM/BNY Mellon Focused ADR ETF and Peritus High Yield ETF. Operations commenced on September 16, 2009 for Dent Tactical ETF, July 9, 2010 for the Mars Hill Global Relative Value ETF, October 26, 2010 for the Cambria Global Tactical ETF, July 21, 2010 for the WCM/BNY Mellon Focused ADR ETF and December 1, 2010 for the Peritus High Yield ETF.

The Dent Tactical ETF seeks long term capital growth of capital by investing primarily in other exchange-traded funds (the “Underlying ETFs”).

Mars Hill Global Relative Value ETF seeks average annual returns in excess of the MSCI World Index by investing in both long and short positions in Underlying ETFs that offer diversified exposure to global regions. The Fund may also use derivatives tied to the broad market indices when establishing net long and net short exposure on top of the core long/short portfolio.

Cambria Global Tactical ETF seeks to preserve and grow capital by investing primarily in other Underlying ETFs that offer diversified exposure to global regions, countries, styles or sectors and exchange-traded products.

WCM/BNY Mellon Focused ADR ETF seeks long-term capital appreciation by investing primarily in other Underlying ETFs, American Depository Receipts (ADRs) included in the BNY Mellon Classic ADR Index, the Fund’s primary index, and swap contracts.

Peritus High Yield ETF seeks high current income by investing in a focused portfolio of high yield debt securities commonly referred to as “junk bonds”. The Fund does not have any portfolio maturity limitation and may invest in instruments with short-term, medium-term or long-term maturities.

2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

In computing each Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price. Price information on listed securities, including Underlying ETFs, is taken from the exchange where the security is primarily traded. Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Board of Trustees of the Trust.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2010
(unaudited)

2. Summary of Significant Accounting Policies - (continued)

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income and distributions to shareholders are recognized on the ex-dividend date and expenses are recognized on the accrual basis.

Equity Swaps

The Mars Hills Global Relative Value ETF Fund invest in equity swaps to obtain exposure to the underlying referenced security, obtain leverage or enjoy the returns from ownership without actually owning equity. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile. To the extent that the Adviser or Sub-Adviser, as applicable, do not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid. Periodic payments received or paid by the Funds are recorded as realized gains or losses.

Short Sales

The Mars Hills Global Relative Value ETF Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short is recorded as an asset on the Statement of Assets and Liabilities and securities segregated as collateral are denoted in the Schedule of Investments. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2010
(unaudited)

2. Summary of Significant Accounting Policies - (continued)

borrowed security and a variable rate that is dependent on the availability of the security. The net amounts of income or fees of $265,870 are included as interest income in the Statement of Operations.

Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Fund’s prime brokers and custodian. The Fund is subject to credit risk should the prime brokers be unable to meet its obligations to the Fund.

Futures Contracts

Each Fund may invest in futures contracts (“futures”), may invest in futures in order to hedge its investments against fluctuations in value caused by changes in prevailing interest rates or market conditions. The Funds may invest in futures as a primary investment strategy. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No monies are paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as `marking-to-the-market.’ Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and a Fund will realize a loss or gain. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying index. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures contract; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

Options

The Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Short-Term Investments

Each Fund may invest in high-quality short-term debt securities and money market instruments on an ongoing basis to maintain liquidity or pending selection of investments in accordance with its policies.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2010
(unaudited)

2. Summary of Significant Accounting Policies - (continued)

These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.

Dividends and Distributions

Each Fund will generally pay out dividends to shareholders at least annually. Each Fund will distribute its net capital gains, if any, to shareholders annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S generally accepted accounting principles. Distributions are recorded on ex-dividend date.

Indemnifications

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

3. Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

Each Fund has entered into an Investment Advisory Agreement with AdvisorShares Investments, LLC (the “Advisor”). The Advisor acts as the Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of each Fund. Pursuant to the Advisory Agreement, the Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the Trust’s sub-advisers. For its services, each Fund pays the Advisor an annual management fee and such fees do not include breakpoints. From time to time, the Advisor may waive all or a portion of its fee.

The Advisor’s annual management fee for each Fund is as follows:

Fund:	Rate:
Dent Tactical ETF	0.95%
Mars Hills Global Relative Value ETF	1.35%
Cambria Global Tactical ETF	0.90%
WCM/BNY Mellon Focused Growth ADR ETF	0.75%
Peritus High Yield ETF	1.10%

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2010
(unaudited)

3. Investment Advisory Agreement and Other Agreements - (continued)

Sub-Advisory Agreements

Each Fund’s investment sub-advisor provides investment advice and management services to the Fund. AdvisorShares supervises the day-to-day investment and reinvestment of the assets in the Fund and is responsible for monitoring the Fund’s adherence to its investment mandate. Pursuant to an investment sub-advisory agreement (“Investment Sub-Advisory Agreement”) between the sub-advisor and the Advisor, the sub-advisor receives an annual fee equal to the average daily net assets of the Fund.

H.S. Dent Investment Management, LLC. serves as investment sub-advisor to Dent Tactical ETF. They receive a sub-advisory fee at an annual fee equal to the average daily net assets of the Fund as follows:

AUM Schedule	Rate
$0 – $100,000,000	0.40%
$100,000,001 – $250,000,000	0.45%
$250,000,001 – $500,000,000	0.50%
$500,000,001 – $1,000,000,000	0.55%
$1,000,000,001 +	0.60%

Mars Hill Partner, LLC. serves as investment sub-advisor to Mars Hill Global Relative Valuel ETF. They receive a sub-advisory fee at an annual fee equal to the average daily net assets of the Fund as follows:

AUM Schedule	Rate
$0 – $100,000,000	0.90%
$100,000,001 – $400,000,000	0.95%
$500,000,001 +	1.00%

Cambria Investment Management, Inc. serves as investment sub-advisor to Cambria Global Tactical ETF. They receive a sub-advisory fee at an annual fee equal to the average daily net assets of the Fund as follows:

AUM Schedule	Rate
$0 – $250,000,000	0.45%
$250,000,001 – $750,000,000	0.40%
$750,000,001 – $4,000,000,000	0.35%
$4,000,000,001 +	0.30%

WCM Investment Management serves as the investment sub-advisor to WCM/BNY Mellon Focused Growth ADR ETF. They receive a sub-advisory fee at an annual fee of 0.25% based on the average daily net assets.

Peritus Asset I Management, LLC serves as the investment sub-advisor to Peritus High Yield ETF. They receive a sub-advisory fee at an annual fee of 0.75% based on the average daily net assets.

From time to time, each sub-adviser may waive all or a portion of its fee.

Expense Limitation Agreement

The Advisor has contractually agreed to reduce their fees and reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding a specified for each Fund’s average daily net assets. The

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2010
(unaudited)

3. Investment Advisory Agreement and Other Agreements - (continued)

expense limitation agreement will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund. The investment advisory agreement may only be terminated with the approval of the Fund’s Board. The expense caps in effect for each Fund during the period ended December 31, 2010 were as follows:

Fund:	Rate:
Dent Tactical ETF	1.50%
Mars Hills Global Relative Value ETF	1.50%
Cambria Global Tactical ETF	1.35%
WCM/BNY Mellon Focused Growth ADR ETF	1.25%
Peritus High Yield ETF	1.35%

For the period ended December 30, 2010, the Advisor waived fees and reimbursed expenses for each Fund as follows. Each Fund may recoup such waivers until the date indicated.

Fund:	Expenses Reimbursed:	Recoupment Amount:	Recoupment Expiration:
Dent Tactical ETF	$176,554	$175,554	6/30/2013
	95,579	95,579	6/30/2014
Mars Hills Global Relative Value ETF	26,111	26,111	6/30/2014
WCM/BNY Mellon Focused Growth ADR ETF	63,989	63,989	6/30/2014
Peritus High Yield ETF	6,692	6,692	6/30/2014

Administrator, Custodian, Fund Accountant and Transfer Agent

The Bank of New York Mellon (“BNYM”) (in each capacity, the “Administrator”, “Custodian”, “Fund Accountant” or “Transfer Agent”), serves as the Fund’s Administrator, Custodian, Fund Accountant and Transfer Agent pursuant to a certain Fund Administration and Accounting Agreement, a Custody Agreement or a Transfer Agency and Service Agreement, as the case may be.

Distribution and Service (12b-1) Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor of Creation Units for the Fund pursuant to the distribution agreement. The Distributor does not maintain any secondary market shares.

The Fund has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. No fees are currently paid by the Fund under a Plan, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in a Fund.

4. Organization and Offering Cost

Expenses incurred in organizing of the Trust and Dent Tactical ETF are approximately $241,000. The Trust and the Fund will reimburse AdvisorShares for organizational expenses paid on their behalf. Offering costs were capitalized and are being amortized over a twelve month period.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2010
(unaudited)

5. Creation and Redemption Transactions

The Fund issues and redeems shares on a continuous basis at NAV in groups of 25,000 shares called “Creation Units.” Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.

Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. Summary of Fair Value Disclosure

The Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) 820-10, Fair Value Measurements and Disclosures, defines fair value, establishes an authoritative framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g. an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2010
(unaudited)

6. Summary of Fair Value Disclosure - (continued)

The following is a summary of the inputs used as of December 31, 2010 in valuing the Funds’ assets carried at fair value:

	Dent Tactical ETF	Mars Hill Global Relative Value ETF		Cambria Global Tactical ETF	WCM/BNY Mellon Focused Growth ADR ETF	Peritus High Yield ETF
Level 1
Exchange Traded Funds	$18,218,209	$15,673,368		$67,661,135	$—	$—
Common Stock	—	—		—	7,882,009	—
Money Market Fund	4,116,834	914,383		3,096,780	243,540	222,623
Level 2
Corporate Bonds	—	—		—	—	11,711,173
Foreign Bonds	—	—		—	—	3,099,300
Other Investments	—	195,010	†	—	—	—
Level 3	—	—		—	—	—
Total	$22,335,043	$16,782,761		$70,757,916	$8,180,507	$15,033,096

*	The Funds did not hold any Level 3 securities during the period reported.
†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

7. VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. As of December 31, 2010, a Fund invested in equity swap contracts.

At December 31, 2010, the fair value of derivative instruments were as follows:

Statement of Assets and Liabilities

Fund:	Liability Derivative
Mars Hills Global Relative Value ETF
Equity Swaps at Value	$15,678,691

Transactions in derivative instruments during the period ended December 31, 2010, were as follows:

Statement of Operations

Fund:	Realized Loss:	Equity Risk
Mars Hills Global Relative Value ETF	Futures Contracts	$(1,647,187)
Mars Hills Global Relative Value ETF	Swaps Contracts	(9,982)
		1,657,169
	Unrealized Gain:
Mars Hills Global Relative Value ETF	Swaps Contracts	$195,010

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2010
(unaudited)

7. VALUATION OF DERIVATIVE INSTRUMENTS - (continued)

For the period ended December 31, 2010, the volume of the derivatives held by the Fund was as follows:

Fund:	Long Equity Swap Contracts	Short Equity Swap Contracts
Mars Hills Global Relative Value ETF	770,415	$1,471,791

8. Federal Income Tax

The Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense.

The differences between book and tax basis of cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals.

Dent Tactical ETF has a capital loss carryforward of $92,718 available to offset future realized gains through June 30, 2018.

At December 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Dent Tactical ETF	$20,886,951	$1,448,092	$—	$1,448,092
Mars Hills Global Relative Value ETF	15,778,099	2,086,412	(1,276,760)	809,652
Cambria Global Tactical ETF	68,737,140	2,176,887	(159,111)	2,020,776
WCM/BNY Mellon Focused Growth ADR ETF	7,663,755	549,835	(88,041)	461,794
Peritus High Yield ETF	14,932,155	135,458	(34,517)	100,941

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2010
(unaudited)

9. Investment Transactions

Purchases and sales of investments for the period ended December 31, 2010 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	SalesIn-Kind
Dent Tactical ETF	$39,551,001	$35,556,165	$1,569,269	$2,319,701
Mars Hills Global Relative Value ETF	151,371,427	156,450,883	50,302,772	13,010,654
Cambria Global Tactical ETF	33,004,459	30,678,159	64,143,720	—
WCM/BNY Mellon Focused Growth ADR ETF	2,996,282	542,298	6,693,743	2,001,411
Peritus High Yield ETF	14,909,337	203,300	—	—

10. Risks Involved with Investing in the Fund

The Fund is subject to the principal risks described below, some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of the Fund could be inferior to that of other investments.

Fund of Funds Risk

The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the Underlying ETFs in which it invests. An investment in this Fund is subject to the risks associated with the Underlying ETFs that comprise its Underlying Index. This Fund will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which it invests.

Tracking Error Risk

The Fund’s performance may not match its Underlying Index during any period of time. Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to risk that the strategies used by the Advisor and Sub-Advisor to match the performance of the Underlying Index may fail to produce the intended results, liquidity risk and new fund risk, as well as the incurring of Fund expenses, which the Underlying Index does not incur.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience greater tracking error to its Underlying Index than it otherwise would be at higher asset levels or it could ultimately liquidate.

10. Subsequent Events

The Funds have adopted authoritative standards of accounting for, and disclosure of events that occur after the Statements of Asset and Liabilities date but before financial statements are issued or are available to be issued. These standards require the Fund to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of Statement.

ADVISORSHARES TRUST
DENT TACTICAL ETF
Board of Trustees and Officers (Unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, age, address and principal occupations during the past five years for each Trustee and officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Name and Year of Birth(1)		Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
Independent Trustee
Elizabeth (Betsy) Piper/Bach	1952	Trustee	No set term; served since 2009	Vice President of NADA Plan Administrators (retirement plan administration) (2009 – present); President of Cardinal Trust and Investments; CIO for Wilson/Bennett Capital Management (2006); Senior Vice President and Chief Trust Officer at FBR National Trust Co., (2001).	1
Interested Trustee
Noah Hamman*	1968	Trustee	No set term; served since 2009	Founder of AdvisorShares Investments, LLC (2006 – present; President and CEO of Arrow Investment Advisors, LLC (2006 – 2008); Vice-President — Business Development of Rydex Investments (2001).	None

The officers of the Trust not named above are:

Name and Year of Birth(1)		Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Dan Ahrens	1966	Chief Compliance Officer, Secretary & Treasurer	No set term; served since 2009	Executive Vice President of AdvisorShares Investments, LLC (2008 – present); President of Ahrens Advisors, LP (2005 – 2008); President of Mutuals Advisors, Inc & Mutuals.com Funds (2003 – 2005).

*	Mr. Hamman is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in the Advisor.
(1)	The address of each Trustee or officer is c/o AdvisorShares Investments, LLC, 3 Bethesda Metro Center, Suite 700, Bethesda, MD 20814
(2)	Independent Trustees and Officers serve until their successors are duly elected and qualified.

SUPPLEMENTAL INFORMATION

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

ADVISORSHARES TRUST
DENT TACTICAL ETF

Investment Advisor
AdvisorShares Investments, LLC
3 Bethesda Metro Center, Suite 700
Bethesda, Maryland 20814

Sub-Adviser
H.S. Dent investment Management, LLC
15310 Amberly Drive, Suite 390
Tampa, Florida 33647

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of management and other information.

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by

Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) Certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AdvisorShares Trust

By: /s/ Noah Hamman

Noah Hamman, Chief Executive Officer

Date: March 8 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: AdvisorShares Trust

By: /s/ Noah Hamman

Noah Hamman, Chief Executive Officer

Date: March 8 2011

By: /s/ Dan Ahrens

Dan Ahrens, Treasurer

Date: March 8 2011